Related Party Transactions	5 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
Related Party Transactions [Line Items]
RELATED PARTY TRANSACTIONS

14. Related party transactions

No reportable related party transactions occurred during the period ended June 30, 2021 (six months ended June 30, 2020: nil) other than the remuneration of key management personnel.

28. Related party transactions

28.1 Key management personnel

The Directors are considered to be Key management personnel of the Group. The amounts disclosed in the table are the amounts recognized as an expense during the year related to key management personnel.

	Year ended December 31 2020	Year ended December 31 2019	Period ended December 31 2018
	£‘000	£‘000	£‘000
Wages and salaries	546	411	—
Employer’s national insurance	83	57	—
Short-term non-monetary benefits	2	2	—
Defined contribution pension cost	23	16	—
	654	486	—

28.2 Other related party transactions

No other reportable related party transactions occurred during the Year ended December 31, 2020 (2019: nil 2018: nil).

AJAX I [Member]
Related Party Transactions [Line Items]
RELATED PARTY TRANSACTIONS

NOTE 6. RELATED PARTY TRANSACTIONS

Founder Shares

On September 16, 2020, the Sponsor paid $25,000 to cover certain offering and formation costs of the Company in consideration for 8,855,000 Class B ordinary shares (the “Founder Shares”). On September 22, 2020, the Company effected a share capitalization resulting in an aggregate of 9,583,333 Founder Shares being outstanding. The Founder Shares included an aggregate of up to 1,250,000 shares subject to forfeiture by the Sponsor, so that the number of Founder Shares will collectively represent 10% of the Company’s issued and outstanding shares upon the completion of the Initial Public Offering. As a result of the underwriters’ election to partially exercise their over-allotment option on October 30, 2020, a total of 611,010 Founder Shares are no longer subject to forfeiture and 638,990 shares were forfeited.

The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of its Founder Shares until the earlier to occur of: (A) two years after the completion of a Business Combination; and (B) subsequent to a Business Combination, (x) if the last reported sale price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, amalgamation, share exchange, reorganization or other similar transaction that results in all of the Company’s shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.

Administrative Services Agreement

The Company entered into an agreement, commencing on October 27, 2020 through the earlier of the Company’s consummation of a Business Combination and its liquidation, to pay the Sponsor a total of up to $10,000 per month for office space and administrative support services. For the period from August 13, 2020 (inception) through December 31, 2020, the Company incurred and paid $21,290 in fees for these services.

Promissory Note — Related Party

On September 16, 2020, the Company issued an unsecured promissory note to the Sponsor (the “Promissory Note”), pursuant to which the Company could borrow up to an aggregate principal amount of $500,000. The Promissory Note was non-interest bearing and payable on the earlier of (i) June 30, 2021, or (i) the consummation of the Initial Public Offering. The outstanding balance under the Promissory Note of $500,000 was repaid at the closing of the Initial Public Offering on October 30, 2020.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s directors and officers may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $2,500,000 of such Working Capital Loans may be convertible into warrants of the post-Business Combination entity at a price of $1.00 per warrant. The warrants would be identical to the Private Placement Warrants.

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

On September 16, 2020, the Sponsor paid $25,000 to cover certain offering and formation costs of the Company in consideration for 8,855,000 Class B ordinary shares (the “Founder Shares”). On September 22, 2020, the Company effected a share capitalization resulting in an aggregate of 9,583,333 Founder Shares being outstanding. The Founder Shares included an aggregate of up to 1,250,000 shares subject to forfeiture by the Sponsor so that the number of Founder Shares will collectively represent 10% of the Company’s issued and outstanding shares upon the completion of the Initial Public Offering. As a result of the underwriters’ election to partially exercise their over-allotment option on October 30, 2020, a total of 611,010 Founder Shares are no longer subject to forfeiture and 638,990 shares were forfeited.

The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any of its Founder Shares until the earlier to occur of: (A) two years after the completion of a Business Combination; and (B) subsequent to a Business Combination, (x) if the last reported sale price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, amalgamation, share exchange, reorganization or other similar transaction that results in all of the Company’s shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.

Administrative Services Agreement

The Company entered into an agreement, commencing on October 27, 2020 through the earlier of the Company’s consummation of a Business Combination and its liquidation, to pay the Sponsor a total of up to $10,000 per month for office space and administrative support services. For the three and six months ended June 30, 2021, the Company incurred and paid $30,000 and $60,000 in fees for these services, respectively.

Promissory Note — Related Party

On September 16, 2020, the Company issued an unsecured promissory note to the Sponsor (the “Promissory Note”), pursuant to which the Company could borrow up to an aggregate principal amount of $500,000. The Promissory Note was non-interest bearing and payable on the earlier of (i) June 30, 2021, or (i) the consummation of the Initial Public Offering. As of June 30, 2021, there was no outstanding balance under the Promissory Note. The outstanding balance under the Promissory Note of $500,000 was repaid at the closing of the Initial Public Offering on October 30, 2020.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor or certain of the Company’s directors and officers may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans, but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. The Working Capital Loans would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $2,500,000 of such Working Capital Loans may be convertible into warrants of the post-Business Combination entity at a price of $1.00 per warrant. The warrants would be identical to the Private Placement Warrants. As of June 30, 2021 and December 31, 2020 there were no Working Capital Loans outstanding.

Executive Loan

On March 22, 2021, Daniel Och, our chief executive officer and chairman of the board of directors, committed to provide us with an aggregate of $1,500,000 in loans. On May 15, 2021, Daniel Och and Glenn Fuhrman, the Company’s founders, committed to provide us with an aggregate of $2,000,000 in loans. On August 4, 2021, Daniel Och and Glenn Fuhrman, committed to provide us with an aggregate of $1,650,000 in loans. The loans are non-interest bearing, unsecured and will be repaid upon the consummation of a Business Combination. If the Company does not consummate a Business Combination, all amounts loaned to the Company will be forgiven except to the extent that the Company has funds available outside of the Trust Account to repay such loans. As of June 30, 2021 there were $3,500,000 Executive Loans outstanding.